Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 2,889,351	$ 2,782,880
Investment securities available-for-sale
Unrealized holding gains (losses)	39,126	(3,697)
Tax effect	(14,627)	1,613
Reclassification of gains recognized in net income	(9,206)	(700)
Tax effect	3,130	238
Total other comprehensive income (loss)	18,423	(2,546)
Comprehensive income	$ 2,907,774	$ 2,780,334